Shareholder Report, Line Graph (Details) - USD ($)										7 Months Ended	10 Months Ended	12 Months Ended		14 Months Ended	19 Months Ended	22 Months Ended	24 Months Ended	26 Months Ended	31 Months Ended	34 Months Ended	36 Months Ended	38 Months Ended	43 Months Ended	46 Months Ended	48 Months Ended	50 Months Ended	55 Months Ended	58 Months Ended	60 Months Ended	67 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Aug. 03, 2021	Dec. 08, 2020	Oct. 20, 2020	Jan. 29, 2019	Mar. 07, 2018	Jan. 30, 2018	Nov. 03, 2016	Sep. 30, 2015	Sep. 28, 2018	Sep. 30, 2021	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2022	Sep. 30, 2019	Sep. 30, 2022	Sep. 29, 2017	Sep. 29, 2023	Sep. 30, 2020	Sep. 29, 2023	Sep. 28, 2018	Sep. 30, 2024	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2019	Sep. 30, 2025	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2020	Sep. 29, 2023	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2025	Sep. 29, 2023	Sep. 30, 2024	Sep. 30, 2025
C000060263 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at POP
Accumulated Value	[1],[2]								$ 10,000				$ 12,424.61482				$ 16,495.6413				$ 21,775.80334				$ 24,849.56507				$ 33,028.37332		$ 39,785.70625		$ 27,437.02966		$ 31,594.45352	$ 36,542.11638	$ 30,619.22077
C000060269 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at POP
Accumulated Value	[3],[4]								10,000				11,157.24634				14,563.13709				18,410.11298				20,718.07471				22,744.44396		29,267.07768		25,834.78599		32,261.26665	42,208.13356	41,041.22741
C000060273 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Capital Growth Fund (Class A/PSTAX) at POP
Accumulated Value	[5],[6]								10,000				10,691.86671				13,100.64613				15,662.90622				15,834.63848				23,624.78133		28,818.65661		18,287.72648		22,540.21746	31,224.32411	34,747.8153
C000060285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Equity Income Fund (Class A/PDIAX) at POP
Accumulated Value	[7],[8]								10,000				10,471.76822				12,920.79487				14,321.56893				14,199.35461				16,009.58985		19,248.22968		17,898.73875		18,826.95981	23,121.75486	25,303.14706
C000060291 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus Tactical Allocation Fund (Class A/NAINX) at POP
Accumulated Value	[9],[10]								10,000				10,088.52768				11,398.67844				12,508.22966				12,802.82108				16,608.25802		19,380.63518		13,367.1002		15,480.37051	19,816.20323	21,211.57866
C000060294 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at POP
Accumulated Value	[11],[12]								10,000				10,979.6425				13,283.7963				17,983.38387				19,325.59044				30,191.58097		37,155.3786		22,996.39622		26,548.94294	31,624.00969	31,698.02108
C000060297 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Mid-Cap Growth Fund (Class I/PICMX) at NAV
C000060298 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at POP
Accumulated Value	[13],[14]								10,000				11,149.34064				14,057.58708				15,087.73107				14,511.10649				15,899.77791		21,854.90932		16,552.61445		18,277.88185	22,754.88201	22,553.82216
C000077895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at POP
Accumulated Value	[15],[16]								10,000				10,924.98791				12,846.13481				15,493.49567				16,235.46285				18,571.60634		25,303.74709		19,964.25154		24,082.14931	29,336.56775	29,018.59598
C000199118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at POP
Accumulated Value	[17],[18]					$ 10,000				$ 10,196.55					$ 11,044.53479				$ 13,822.43165				$ 17,883.90841				$ 13,111.37831			$ 15,979.79511		$ 20,098.29903		$ 19,485.41474
C000209770 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus SGA Global Growth Fund (Class A/SGAAX) at POP
Accumulated Value	[19],[20]								10,000				11,527.97308				13,066.78594				15,541.72188				16,915.53551				21,398.39423		25,568.57508		17,409.0309		21,578.6615	26,730.40646	27,361.44265
C000223339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at POP
Accumulated Value	[21],[22]		$ 10,000								$ 10,111.5					$ 7,304.85				$ 8,599.5				$ 10,451.7				$ 10,338.3
C000229070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at POP
Accumulated Value	[23],[24]	$ 10,000												$ 7,356.358737				$ 8,089.0866				$ 10,080.01836				$ 9,818.700633
FT Wilshire 5000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												FT Wilshire 5000 Index
Accumulated Value		10,000	10,000			10,000	$ 2,500,000	$ 2,500,000	10,000				11,535.08246				13,717.63728				16,132.55486				16,600.94196				19,113.30955		25,297.1764		20,953.97998		25,245.11955	34,124.63325	40,083.95262
MSCI All Country World Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Index (net)
Accumulated Value				$ 2,500,000	$ 100,000				10,000				11,195.71456				13,283.51186				14,581.90732				14,783.01758				16,326.85802		20,806.23051		16,507.74865		19,941.78789	26,274.43582	30,811.2315
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Bloomberg U.S. Aggregate Bond Index
Accumulated Value				2,500,000	100,000				10,000				10,519.24342				10,526.87163				10,398.85787				11,469.51656				12,270.64709		12,160.81891		10,385.38445		10,452.30854	11,661.48169	11,997.76815
Russell 2500TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2500™ Index
Accumulated Value						$ 10,000				$ 10,817.41709					$ 10,379.94695				$ 10,610.27216				$ 15,387.90117				$ 12,139.90235			$ 13,509.79392		$ 17,044.86679		$ 18,776.65593
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000® Growth Index
Accumulated Value							2,500,000		10,000				11,212.35457				13,564.83014				16,422.23015				14,840.12933				17,172.15837		22,884.5177		16,185.78735		17,738.29217	22,644.33815	25,714.34324
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000® Index
Accumulated Value									10,000				11,546.77403				13,941.75734				16,066.22339				14,638.06856				14,695.19078		21,701.47708		16,602.11556		18,084.68528	22,924.4953	25,390.65268
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000® Growth Index
Accumulated Value				2,500,000	100,000		2,500,000		10,000				11,376.06401				13,872.05379				17,519.88957				18,169.29418				24,988.63569		31,814.86388		24,627.9426		31,455.12648	44,726.06412	56,145.854
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 1000® Value Index
Accumulated Value							2,500,000		10,000				11,619.51124				13,376.63023				14,640.79405				15,226.51665				14,461.36808		19,524.56691		17,306.04503		19,804.73292	25,302.79709	27,691.82043
MSCI USA High Dividend Yield Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI USA High Dividend Yield Index (net)
Accumulated Value							2,500,000		10,000				12,108.03683				13,824.32091				15,535.92176				16,411.72008				15,869.47814		19,094.08538		17,550.94942		19,581.96232	24,494.36899	25,713.11022
Tactical Allocation Fund Linked Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Tactical Allocation Fund Linked Benchmark
Accumulated Value				2,500,000	100,000				10,000				11,033.97373				12,398.80148				13,788.73756				14,600.56525				17,577.24773		20,346.63322		16,260.02862		18,765.9779	23,751.8251	27,354.50321
MSCI All Country World ex USA Small Mid Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World ex USA Small Mid Cap Index (net)
Accumulated Value				$ 2,500,000	$ 100,000				10,000				11,223.69424				13,322.34529				13,623.50913				13,004.40699				13,638.67103		17,586.13859		12,512.1413		15,007.75331	18,461.14064	21,641.97324
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap® Growth Index
Accumulated Value							2,500,000		10,000				11,124.13578				13,106.44269				15,872.07191				16,697.9955				20,577.15733		26,843.09239		18,924.8034		22,230.31789	28,751.47987	35,083.60431
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000® Value Index
Accumulated Value								$ 2,500,000	10,000				11,880.91032				14,322.26602				15,658.25795				14,367.26094				12,229.38715		20,046.93483		16,501.3933		17,795.48857	22,400.66973	24,166.95636
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap® Index
Accumulated Value							$ 2,500,000		10,000				11,424.94471				13,175.60126				15,017.58497				15,495.95223				16,201.38893		22,375.37871		18,035.90113		20,461.00876	26,461.8766	29,401.13158
MSCI All Country World Growth Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI All Country World Growth Index (net)
Accumulated Value									$ 10,000				$ 11,205.65775				$ 13,346.73218				$ 15,314.03395				$ 15,737.02115				$ 20,491.98505		$ 25,374.20352		$ 18,402.01968		$ 22,893.1942	$ 31,237.82913	$ 38,176.32492
Russell 2500TM Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2500™ Growth Index
Accumulated Value			$ 10,000								$ 10,945.61028					$ 7,728.166328				$ 8,548.151048				$ 10,702.53812				$ 12,052.77984
Russell 2500TM Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2500™ Value Index
Accumulated Value		$ 10,000												$ 8,401.063687				$ 9,354.091317				$ 11,840.94795				$ 12,907.1795

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[6]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[7]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[8]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[9]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[10]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[11]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[12]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[13]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[14]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[15]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[16]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[17]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[18]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[19]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[20]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[21]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[22]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[23]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[24]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.